Contract Liabilities - Summary of Grant Funding (Detail) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Contract Liabilities [Line Items]
Contract liabilities - Current	$ 254,174	$ 71,985
Contract liabilities - Non-current	3,000,000	3,000,000
Balance	$ 3,254,174	$ 3,071,985